High Yield Bond Portfolio Investment Strategy - Portfolio [Member] - High Yield Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in a diversified group of high-yielding, higher-risk corporate bonds with medium- and lower-range credit quality ratings (commonly known as “junk” bonds). The Fund has multiple advisors, each of which independently selects and maintains a portfolio of fixed income securities for the Fund. Under normal circumstances, the Fund invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, in corporate bonds that are rated below Baa by Moody’s or the equivalent rating by any other independent bond rating agency, or, if unrated, are determined to be of comparable quality by the Fund’s advisors. The Fund’s holdings generally have short- and intermediate-term maturities.With no more than 20% of its assets, the Fund may invest in any of the following, in the aggregate: bonds that are rated below B or the equivalent, fixed- and floating-rate loans of medium to lower-range credit quality, or other securities that may include, but are not limited to, convertible securities or preferred stocks. The loans in which the Fund may invest will be rated Baa or below by Moody’s or the equivalent by another independent rating agency (or, if unrated, will be determined to be of comparable quality by the Fund’s advisors). Certain securities in which the Fund may invest are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (144A securities).The Fund may invest in derivatives such as fixed income futures contracts, foreign currency exchange forward contracts, fixed income options (including options on swaps), currency swaps, interest rate swaps, total return swaps, credit default swaps, or other derivatives.